AFS and HTM Debt Securities	12 Months Ended
Dec. 31, 2019
AFS and HTM Debt Securities [Abstract]
AFS and HTM Debt Securities

Note 5: Available-for-Sale and Held-to-Maturity Debt Securities
Table 5.1 provides the amortized cost and fair value by major categories of available-for-sale debt securities, which are carried at fair value, and held-to-maturity debt securities, which are carried at amortized cost. The net unrealized gains (losses) for available-for-sale debt securities are reported on an after-tax basis as a component of cumulative OCI. Information on debt securities held for trading is included in Note 4 (Trading Activities).

Table 5.1: Amortized Cost and Fair Value

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2019
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$14,948	13	(1)	14,960
Securities of U.S. states and political subdivisions (1)	39,381	992	(36)	40,337
Mortgage-backed securities:
Federal agencies	160,318	2,299	(164)	162,453
Residential	814	14	(1)	827
Commercial	3,899	41	(6)	3,934
Total mortgage-backed securities	165,031	2,354	(171)	167,214
Corporate debt securities	6,343	252	(32)	6,563
Collateralized loan and other debt obligations	29,693	125	(123)	29,695
Other (2)	4,664	50	(24)	4,690
Total available-for-sale debt securities	260,060	3,786	(387)	263,459
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	45,541	617	(19)	46,139
Securities of U.S. states and political subdivisions	13,486	286	(13)	13,759
Federal agency and other mortgage-backed securities (3)	94,869	2,093	(37)	96,925
Other debt securities	37	—	—	37
Total held-to-maturity debt securities	153,933	2,996	(69)	156,860
Total (4)	$413,993	6,782	(456)	420,319
December 31, 2018
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$13,451	3	(106)	13,348
Securities of U.S. states and political subdivisions (1)	48,994	716	(446)	49,264
Mortgage-backed securities:
Federal agencies	155,974	369	(3,140)	153,203
Residential	2,638	142	(5)	2,775
Commercial	4,207	40	(22)	4,225
Total mortgage-backed securities	162,819	551	(3,167)	160,203
Corporate debt securities	6,230	131	(90)	6,271
Collateralized loan and other debt obligations	35,581	158	(396)	35,343
Other (2)	5,396	100	(13)	5,483
Total available-for-sale debt securities	272,471	1,659	(4,218)	269,912
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	44,751	4	(415)	44,340
Securities of U.S. states and political subdivisions	6,286	30	(116)	6,200
Federal agency and other mortgage-backed securities (3)	93,685	112	(2,288)	91,509
Other debt securities	66	—	—	66
Total held-to-maturity debt securities	144,788	146	(2,819)	142,115
Total (4)	$417,259	1,805	(7,037)	412,027

(1)
Includes investments in tax-exempt preferred debt securities issued by investment funds or trusts that predominantly invest in tax-exempt municipal securities. The amortized cost and fair value of these types of securities was $5.8 billion each at December 31, 2019, and $6.3 billion each at December 31, 2018.

(2)	Largely includes asset-backed securities collateralized by student loans.

(3)	Predominantly consists of federal agency mortgage-backed securities at both December 31, 2019, and December 31, 2018.

(4)
We held debt securities from Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) that each exceeded 10% of shareholders’ equity, with an amortized cost of $112.1 billion and $89.9 billion and a fair value of $114.0 billion and $91.4 billion at December 31, 2019, and an amortized cost of $99.0 billion and $95.0 billion and a fair value of $97.6 billion and $93.0 billion at December 31, 2018, respectively.

Gross Unrealized Losses and Fair Value
Table 5.2 shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity debt securities by length of time those individual securities in each category have been in a continuous loss position. Debt securities on which we have taken credit-related OTTI write-downs are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the cost basis and not the period of time since the credit-related OTTI write-down.

Table 5.2: Gross Unrealized Losses and Fair Value

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2019
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$—	—	(1)	2,423	(1)	2,423
Securities of U.S. states and political subdivisions	(10)	2,776	(26)	2,418	(36)	5,194
Mortgage-backed securities:
Federal agencies	(50)	16,807	(114)	10,641	(164)	27,448
Residential	(1)	149	—	—	(1)	149
Commercial	(3)	998	(3)	244	(6)	1,242
Total mortgage-backed securities	(54)	17,954	(117)	10,885	(171)	28,839
Corporate debt securities	(9)	303	(23)	216	(32)	519
Collateralized loan and other debt obligations	(13)	5,070	(110)	16,789	(123)	21,859
Other	(12)	1,587	(12)	492	(24)	2,079
Total available-for-sale debt securities	(98)	27,690	(289)	33,223	(387)	60,913
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	(19)	989	—	—	(19)	989
Securities of U.S. states and political subdivisions	(9)	613	(4)	57	(13)	670
Federal agency and other mortgage-backed securities	(35)	5,825	(2)	31	(37)	5,856
Total held-to-maturity debt securities	(63)	7,427	(6)	88	(69)	7,515
Total	$(161)	35,117	(295)	33,311	(456)	68,428
December 31, 2018
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(1)	498	(105)	6,204	(106)	6,702
Securities of U.S. states and political subdivisions	(73)	9,746	(373)	9,017	(446)	18,763
Mortgage-backed securities:
Federal agencies	(42)	10,979	(3,098)	112,252	(3,140)	123,231
Residential	(3)	398	(2)	69	(5)	467
Commercial	(20)	1,972	(2)	79	(22)	2,051
Total mortgage-backed securities	(65)	13,349	(3,102)	112,400	(3,167)	125,749
Corporate debt securities	(64)	1,965	(26)	298	(90)	2,263
Collateralized loan and other debt obligations	(388)	28,306	(8)	553	(396)	28,859
Other	(7)	819	(6)	159	(13)	978
Total available-for-sale debt securities	(598)	54,683	(3,620)	128,631	(4,218)	183,314
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	(3)	895	(412)	41,083	(415)	41,978
Securities of U.S. states and political subdivisions	(4)	598	(112)	3,992	(116)	4,590
Federal agency and other mortgage-backed securities	(5)	4,635	(2,283)	77,741	(2,288)	82,376
Total held-to-maturity debt securities	(12)	6,128	(2,807)	122,816	(2,819)	128,944
Total	$(610)	60,811	(6,427)	251,447	(7,037)	312,258

We have assessed each debt security with gross unrealized losses included in the previous table for credit impairment. As part of that assessment we evaluated and concluded that we do not intend to sell any of the debt securities, and that it is more likely than not that we will not be required to sell, prior to recovery of the amortized cost basis. We evaluate, where necessary, whether credit impairment exists by comparing the present value of the expected cash flows to the debt securities’ amortized cost basis.
For descriptions of the factors we consider when analyzing debt securities for impairment, see Note 1 (Summary of Significant Accounting Policies) and below.

SECURITIES OF U.S. TREASURY AND FEDERAL AGENCIES AND FEDERAL AGENCY MORTGAGE-BACKED SECURITIES (MBS) The unrealized losses associated with U.S. Treasury and federal agency securities and federal agency MBS are generally driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government.

SECURITIES OF U.S. STATES AND POLITICAL SUBDIVISIONS The unrealized losses associated with securities of U.S. states and political subdivisions are usually driven by changes in the relationship between municipal and term funding credit curves rather than by changes to the credit quality of the underlying securities. Substantially all of these investments with unrealized losses are investment grade. The securities were generally underwritten in accordance with our own investment standards prior to the decision to purchase. Some of these securities are guaranteed by a bond insurer, but we did not rely on this guarantee when making our investment decision. These investments will continue to be monitored as part of our ongoing impairment analysis but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities.

RESIDENTIAL AND COMMERCIAL MBS  The unrealized losses associated with private residential MBS and commercial MBS are generally driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and/or prepayment rates. We estimate security losses by forecasting the underlying mortgage loans in each transaction. We use forecasted loan performance to project cash flows to the various tranches in the structure. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.
CORPORATE DEBT SECURITIES  The unrealized losses associated with corporate debt securities are predominantly related to unsecured debt obligations issued by various corporations. We evaluate the financial performance of each issuer on a quarterly basis to determine if the issuer can make all contractual principal and interest payments. Based upon this assessment, we expect to recover the entire amortized cost basis of these securities.

COLLATERALIZED LOAN AND OTHER DEBT OBLIGATIONS  The unrealized losses associated with collateralized loan and other debt obligations relate to securities predominantly backed by commercial collateral. The unrealized losses are typically driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

OTHER DEBT SECURITIES  The unrealized losses associated with other debt securities predominantly relate to other asset-backed securities. The losses are usually driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

OTHER DEBT SECURITIES MATTERS  The fair values of our debt securities could decline in the future if the underlying performance of the collateral for the residential and commercial MBS or other securities deteriorate, and our credit enhancement levels do not provide sufficient protection to our contractual principal and interest. As a result, there is a risk that significant OTTI may occur in the future.
Table 5.3 shows the gross unrealized losses and fair value of the available-for-sale and held-to-maturity debt securities by those rated investment grade and those rated less than investment grade, according to their lowest credit rating by Standard & Poor’s Rating Services (S&P) or Moody’s Investors Service (Moody’s). Credit ratings express opinions about the credit quality of a debt security. Debt securities rated investment grade, that is those rated BBB- or higher by S&P or Baa3 or higher by Moody’s, are generally considered by the rating agencies and market participants to be low credit risk. Conversely, debt securities rated below investment grade, labeled as “speculative grade” by the rating agencies, are considered to be distinctively higher credit risk than investment grade debt securities. We have also included debt securities not rated by S&P or Moody’s in the table below based on our internal credit grade of the debt securities (used for credit risk management purposes) equivalent to the credit rating assigned by major credit agencies. The unrealized losses and fair value of unrated debt securities categorized as investment grade based on internal credit grades were $7 million and $2.2 billion, respectively, at December 31, 2019, and $20 million and $5.2 billion, respectively, at December 31, 2018. If an internal credit grade was not assigned, we categorized the debt security as non-investment grade.

Table 5.3: Gross Unrealized Losses and Fair Value by Investment Grade

	Investment grade		Non-investment grade
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2019
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(1)	2,423	—	—
Securities of U.S. states and political subdivisions	(32)	5,019	(4)	175
Mortgage-backed securities:
Federal agencies	(164)	27,448	—	—
Residential	(1)	149	—	—
Commercial	(3)	1,158	(3)	84
Total mortgage-backed securities	(168)	28,755	(3)	84
Corporate debt securities	(3)	155	(29)	364
Collateralized loan and other debt obligations	(123)	21,859	—	—
Other	(13)	1,499	(11)	580
Total available-for-sale debt securities	(340)	59,710	(47)	1,203
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	(19)	989	—	—
Securities of U.S. states and political subdivisions	(13)	670	—	—
Federal agency and other mortgage-backed securities	(25)	5,428	(12)	428
Total held-to-maturity debt securities	(57)	7,087	(12)	428
Total	$(397)	66,797	(59)	1,631
December 31, 2018
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(106)	6,702	—	—
Securities of U.S. states and political subdivisions	(425)	18,447	(21)	316
Mortgage-backed securities:
Federal agencies	(3,140)	123,231	—	—
Residential	(2)	295	(3)	172
Commercial	(20)	1,999	(2)	52
Total mortgage-backed securities	(3,162)	125,525	(5)	224
Corporate debt securities	(17)	791	(73)	1,472
Collateralized loan and other debt obligations	(396)	28,859	—	—
Other	(7)	726	(6)	252
Total available-for-sale debt securities	(4,113)	181,050	(105)	2,264
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	(415)	41,978	—	—
Securities of U.S. states and political subdivisions	(116)	4,590	—	—
Federal agency and other mortgage-backed securities	(2,278)	81,977	(10)	399
Total held-to-maturity debt securities	(2,809)	128,545	(10)	399
Total	$(6,922)	309,595	(115)	2,663

Contractual Maturities
Table 5.4 shows the remaining contractual maturities and contractual weighted-average yields (taxable-equivalent basis) of available-for-sale debt securities. The remaining contractual principal maturities for MBS do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

Table 5.4: Available-for-Sale Debt Securities – Fair Value by Contractual Maturity

			Remaining contractual maturity
	Total		Within one year		After one year through five years		After five years through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2019
Available-for-sale debt securities (1):
Fair value:
Securities of U.S. Treasury and federal agencies	$14,960	1.96%	$9,980	1.88%	$4,674	2.12%	$46	1.83%	$260	2.25%
Securities of U.S. states and political subdivisions	40,337	4.82	2,687	2.91	3,208	3.31	4,245	3.21	30,197	5.38
Mortgage-backed securities:
Federal agencies	162,453	3.43	—	—	152	3.40	1,326	2.52	160,975	3.44
Residential	827	2.78	—	—	—	—	—	—	827	2.78
Commercial	3,934	3.44	—	—	31	4.03	235	3.22	3,668	3.45
Total mortgage-backed securities	167,214	3.43	—	—	183	3.51	1,561	2.62	165,470	3.43
Corporate debt securities	6,563	4.83	460	5.37	2,251	4.93	3,070	4.64	782	4.98
Collateralized loan and other debt obligations	29,695	3.33	—	—	—	—	12,137	3.43	17,558	3.27
Other	4,690	2.57	35	4.16	687	3.15	1,408	1.80	2,560	2.81
Total available-for-sale debt securities at fair value	$263,459	3.57%	$13,162	2.22%	$11,003	3.12%	$22,467	3.39%	$216,827	3.69%

(1)	Weighted-average yields displayed by maturity bucket are weighted based on fair value and predominantly represent contractual coupon rates without effect for any related hedging derivatives.
Table 5.5 shows the amortized cost and weighted-average yields of held-to-maturity debt securities by contractual maturity.

Table 5.5: Held-to-Maturity Debt Securities – Amortized Cost by Contractual Maturity

			Remaining contractual maturity
	Total		Within one year		After one year through five years		After five years through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2019
Held-to-maturity debt securities (1):
Amortized cost:
Securities of U.S. Treasury and federal agencies	$45,541	2.12%	$1,296	1.75%	$42,242	2.13%	$1,244	2.00%	$759	2.33%
Securities of U.S. states and political subdivisions	13,486	4.89	—	—	87	5.95	1,866	4.80	11,533	4.90
Federal agency and other mortgage-backed securities	94,869	3.08	—	—	15	3.10	—	—	94,854	3.08
Other debt securities	37	3.18	—	—	—	—	37	3.18	—	—
Total held-to-maturity debt securities at amortized cost	$153,933	2.95%	$1,296	1.75%	$42,344	2.14%	$3,147	3.68%	$107,146	3.27%

(1)	Weighted-average yields displayed by maturity bucket are weighted based on amortized cost and predominantly represent contractual coupon rates.

Table 5.6 shows the fair value of held-to-maturity debt securities by contractual maturity.

Table 5.6: Held-to-Maturity Debt Securities – Fair Value by Contractual Maturity

		Remaining contractual maturity
	Total	Within one year	After one year through five years	After five years through ten years	After ten years
(in millions)	amount	Amount	Amount	Amount	Amount
December 31, 2019
Held-to-maturity debt securities:
Fair value:
Securities of U.S. Treasury and federal agencies	$46,139	1,301	42,830	1,268	740
Securities of U.S. states and political subdivisions	13,759	—	87	1,940	11,732
Federal agency and other mortgage-backed securities	96,925	—	15	—	96,910
Other debt securities	37	—	—	37	—
Total held-to-maturity debt securities at fair value	$156,860	1,301	42,932	3,245	109,382

Realized Gains and Losses
Table 5.7 shows the gross realized gains and losses on sales and OTTI write-downs related to available-for-sale debt securities.

Table 5.7: Realized Gains and Losses

	Year ended December 31,
(in millions)	2019	2018	2017
Gross realized gains	$227	155	948
Gross realized losses	(24)	(19)	(207)
OTTI write-downs	(63)	(28)	(262)
Net realized gains from available-for-sale debt securities	$140	108	479

Other-Than-Temporary Impaired Debt Securities
Table 5.8 shows the detail of total OTTI write-downs included in earnings for available-for-sale debt securities. There were no OTTI write-downs on held-to-maturity debt securities during the years ended December 31, 2019, 2018 or 2017.

Table 5.8: Detail of OTTI Write-downs

	Year ended December 31,
(in millions)	2019	2018	2017
Debt securities OTTI write-downs included in earnings:
Securities of U.S. states and political subdivisions	$33	2	150
Mortgage-backed securities:
Residential	—	4	11
Commercial	17	18	80
Corporate debt securities	13	—	21
Other debt securities	—	4	—
Total debt securities OTTI write-downs included in earnings	$63	28	262

Table 5.9 shows the detail of OTTI write-downs on available-for-sale debt securities included in earnings and the related changes in OCI for the same securities.
Table 5.9: OTTI Write-downs Included in Earnings and the Related Changes in OCI

	Year ended December 31,
(in millions)	2019	2018	2017
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$27	27	119
Intent-to-sell OTTI	36	1	143
Total recorded as part of gross realized losses	63	28	262
Changes to OCI for losses (reversal of losses) in non-credit-related OTTI (1):
Securities of U.S. states and political subdivisions	(1)	(2)	(5)
Residential mortgage-backed securities	(1)	2	(1)
Commercial mortgage-backed securities	2	(11)	(51)
Other debt securities	1	—	—
Total changes to OCI for non-credit-related OTTI	1	(11)	(57)
Total OTTI losses recorded on debt securities	$64	17	205

(1)
Represents amounts recorded to OCI for impairment of debt securities, due to factors other than credit that have also had credit-related OTTI write-downs during the period. Increases represent initial or subsequent non-credit-related OTTI on debt securities. Decreases represent partial to full reversal of impairment due to recoveries in the fair value of debt securities due to non-credit factors.

Table 5.10 presents a rollforward of the OTTI credit loss that has been recognized in earnings as a write-down of available-for-sale debt securities we still own (referred to as “credit-impaired” debt securities) and do not intend to sell. We have not recognized OTTI on held-to-maturity debt securities we still own. Recognized credit loss represents the difference between the present value of expected future cash flows discounted using the security’s current effective interest rate and the amortized cost basis of the security prior to considering credit loss.
Table 5.10: Rollforward of OTTI Credit Loss

	Year ended December 31,
(in millions)	2019	2018	2017
Credit loss recognized, beginning of year	$562	742	1,043
Additions:
For securities with initial credit impairments	6	1	9
For securities with previous credit impairments	21	26	110
Total additions	27	27	119
Reductions:
For securities sold, matured, or intended/required to be sold	(390)	(204)	(414)
For recoveries of previous credit impairments (1)	—	(3)	(6)
Total reductions	(390)	(207)	(420)
Credit loss recognized, end of year	$199	562	742
(1)
Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.